Non-current financial debt	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities [text block]
19. Non-current financial debt
(USD millions)	2024	2023

Straight bonds	24 112	20 585

Other bonds [1]	523

Total bonds	24 635	20 585

Other financial debt	87	42

Total, including current portion of non-current financial debt	24 722	20 627

Less current portion of non-current financial debt	-3 356	-2 191

Total non-current financial debt	21 366	18 436

[1] Average interest rate during the year 2024: 5.3%
All bonds are initially recorded at the amount of proceeds received, net of transaction costs. They are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to the consolidated income statement over the period of the relevant bond. Financial debts, including current financial debts, contain only general default covenants. The Company is in compliance with these covenants.
The percentage of fixed-rate financial debt to total financial debt was 84% as at December 31, 2024, and 2023.
The average interest rate on total financial debt in 2024 was 3.2% (2023: 2.9%).
Note 28 contains a maturity table of the Company’s future contractual interest payments commitments.
The following table provides a breakdown of straight bonds:
Coupon	Currency	Notional amount (millions)	Issuance year	Maturity year	Issuer	Issue price	2024 (USD millions)	2023 (USD millions)

3.700%	USD	500	2012	2042	Novartis Capital Corporation, New York, United States	98.325%	491	491

3.400%	USD	2 150	2014	2024	Novartis Capital Corporation, New York, United States	99.287%		2 150

4.400%	USD	1 850	2014	2044	Novartis Capital Corporation, New York, United States	99.196%	1 828	1 828

1.625%	EUR	600	2014	2026	Novartis Finance S.A., Luxembourg, Luxembourg	99.697%	624	663

0.250%	CHF	500	2015	2025	Novartis AG, Basel, Switzerland	100.640%	553	595

0.625%	CHF	550	2015	2029	Novartis AG, Basel, Switzerland	100.502%	609	654

1.050%	CHF	325	2015	2035	Novartis AG, Basel, Switzerland	100.479%	360	387

3.000%	USD	1 750	2015	2025	Novartis Capital Corporation, New York, United States	99.010%	1 748	1 745

4.000%	USD	1 250	2015	2045	Novartis Capital Corporation, New York, United States	98.029%	1 223	1 222

0.625%	EUR	500	2016	2028	Novartis Finance S.A., Luxembourg, Luxembourg	98.480%	518	549

3.100%	USD	1 000	2017	2027	Novartis Capital Corporation, New York, United States	99.109%	997	995

1.125%	EUR	600	2017	2027	Novartis Finance S.A., Luxembourg, Luxembourg	99.874%	624	662

1.375%	EUR	750	2018	2030	Novartis Finance S.A., Luxembourg, Luxembourg	99.957%	779	828

1.700%	EUR	750	2018	2038	Novartis Finance S.A., Luxembourg, Luxembourg	99.217%	774	823

1.750%	USD	1 000	2020	2025	Novartis Capital Corporation, New York, United States	99.852%	1 000	999

2.000%	USD	1 250	2020	2027	Novartis Capital Corporation, New York, United States	99.909%	1 248	1 247

2.200%	USD	1 500	2020	2030	Novartis Capital Corporation, New York, United States	99.869%	1 496	1 495

2.750%	USD	1 250	2020	2050	Novartis Capital Corporation, New York, United States	97.712%	1 217	1 216

0.000% [1]	EUR	1 850	2020	2028	Novartis Finance S.A., Luxembourg, Luxembourg	99.354%	1 918	2 036

1.600%	CHF	650	2024	2027	Novartis AG, Basel, Switzerland	100.138%	719

1.650%	CHF	435	2024	2031	Novartis AG, Basel, Switzerland	100.148%	481

1.750%	CHF	645	2024	2034	Novartis AG, Basel, Switzerland	100.229%	714

1.850%	CHF	280	2024	2040	Novartis AG, Basel, Switzerland	100.268%	310

1.850%	CHF	190	2024	2049	Novartis AG, Basel, Switzerland	100.149%	210

3.800%	USD	1 000	2024	2029	Novartis Capital Corporation, New York, United States	99.757%	995

4.000%	USD	850	2024	2031	Novartis Capital Corporation, New York, United States	99.565%	844

4.200%	USD	1 100	2024	2034	Novartis Capital Corporation, New York, United States	99.282%	1 088

4.700%	USD	750	2024	2054	Novartis Capital Corporation, New York, United States	99.936%	744

Total straight bonds							24 112	20 585

[1] The EUR 1 850 million bond issued in 2020 features a coupon step-up of 0.25% commencing with the first interest payment date after December 31, 2025, if one or both of the 2025 Patient Access Targets are not met. These 2025 Patient Access Targets are the 2025 Flagship Programs Patient Reach Target and the 2025 Strategic Innovative Therapies Patient Reach Target, as defined in the bond prospectus. As of December 31, 2024, there is no indication that these 2025 Patient Access Targets will not be met.

The following tables provide a breakdown of total non-current financial debt, including current portion by maturity and currency:
Breakdown by maturity:
(USD millions)	2024	2023

2024		2 191

2025	3 356	3 338

2026	678	663

2027	3 645	2 906

2028	2 495	2 585

2029	1 666	654

After 2029	12 882	8 290

Total	24 722	20 627

Breakdown by currency:
(USD millions)	2024	2023

US dollar (USD)	15 495	13 388

Euro (EUR)	5 238	5 563

Swiss franc (CHF)	3 956	1 635

Others	33	41

Total	24 722	20 627

The following table shows the comparison of balance sheet carrying value and fair value of total non-current financial debt, including current portion:
(USD millions)	2024 Balance sheet	2024 Fair values	2023 Balance sheet	2023 Fair values

Straight bonds	24 112	22 504	20 585	19 194

Others	610	610	42	42

Total	24 722	23 114	20 627	19 236

The fair values of straight bonds are determined by quoted market prices. Other financial debts are recorded at notional amounts, which are a reasonable approximation of the fair values.